Financial instruments risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Loans and advances	$ 2,863,140,161	$ 1,218,676,198
Debt securities	673,144,688	293,369,007
Other financial assets	25,757,300	74,955,190
Total	3,562,042,149	1,587,000,395
Financial liabilities
Other financial liabilities	23,930,280	48,125,310
Bank loans	18,121,437	17,458,993
Deposits	3,215	630,083
Debt securities	6,341,854	0
Total	$ 48,396,786	$ 66,214,386